REVENUE FROM CONTRACTS WITH CUSTOMERS - Revenues by segments and channels (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,236.3	$ 1,001.4	$ 2,708.8	$ 2,194.0
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	595.4	544.8	1,375.3	1,239.6
Wholesale | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	121.6	117.1	324.9	283.9
Wholesale | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	221.4	187.9	541.7	481.2
Wholesale | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	252.4	239.8	508.7	474.5
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	640.9	456.6	1,333.5	954.4
DTC | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	387.3	295.0	847.8	645.4
DTC | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	192.3	117.9	374.4	226.4
DTC | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 61.3	$ 43.7	$ 111.3	$ 82.6